SHARE-BASED PAYMENTS, Option and Rights Pricing Models (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
SHARE-BASED PAYMENTS [Abstract]
Period to calculate fair value of share price of performance rights grant		7 days
Incentive Options [Member]
Valuation model used for instruments granted [Abstract]
Fair value at grant date (weighted average) (in dollars per share)		$ 0.064	$ 0.051	$ 0.030
Share price at grant date (weighted average) (in dollars per share)		$ 0.16	$ 0.104	$ 0.064
Exercise price (weighted average) (in dollars per share)		$ 0.22	$ 0.175	$ 0.104
Expected life of options/rights (weighted average years)	[1]	2.01	3.69	3.23
Risk-free interest rate (weighted average)		1.59%	2.11%	1.67%
Expected volatility	[2]	78.00%	85.00%	85.00%
Expected dividend yield	[3]	0.00%	0.00%	0.00%
Performance Rights [Member]
Valuation model used for instruments granted [Abstract]
Fair value at grant date (weighted average) (in dollars per share)		$ 0	$ 0.187	$ 0
Share price at grant date (weighted average) (in dollars per share)		0	0.187	0
Exercise price (weighted average) (in dollars per share)		$ 0	$ 0	$ 0
Expected life of options/rights (weighted average years)	[1]	0	1.40	0
Risk-free interest rate (weighted average)		0.00%	0.00%	0.00%
Expected volatility	[2]	0.00%	0.00%	0.00%
Expected dividend yield	[3]	0.00%	0.00%	0.00%

[1]	The expected life is based on the expiry date of the options or rights.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.